Supplemental Condensed Combining Information (Tables)	3 Months Ended		9 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the three months ended March 31, 2015
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$462,599	$-	$4,254,782	$(757,454)	$3,959,927
Cost of revenue	-	-	297,165	-	3,240,912	(762,200)	2,775,877
Gross profit	-	-	165,434	-	1,013,870	4,746	1,184,050
Operating expenses (income):
Selling, general and administrative(1)	-	40,755	40,057	188,180	373,512	6,208	648,712
Research and development	-	-	16,605	-	14,287	46	30,938
Operating (loss) income	-	(40,755)	108,772	(188,180)	626,071	(1,508)	504,400
Other (income) expense:
Interest, net	(1,740)	51,302	(1,487)	58,281	(4,259)	11	102,108
Other, net	-	(309,666)	72,705	(159,299)	-	396,260	-
Income (loss) before income taxes	1,740	217,609	37,554	(87,162)	630,330	(397,779)	402,292
Income tax expense (benefit)	631	8,061	32,825	(97,229)	244,915	(51,342)	137,861
Net Income (loss)	1,109	209,548	4,729	10,067	385,415	(346,437)	264,431
Net Income attributable to noncontrolling interests	-	-	-	-	54,883	-	54,883
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,109	$209,548	$4,729	$10,067	$330,532	$(346,437)	$209,548

(1) Selling, general and administrative is presented net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At March 31, 2015
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$47	$4,730	$-	$618,145	$-	$622,922
Trade accounts receivable, less allowance for doubtful accounts	-	-	149,401	-	3,019,409	1,378	3,170,188
Accounts receivable from related parties	1,249,485	5,012,291	861,301	2,517,302	3,517,243	(12,995,142)	162,480
Inventories	-	-	207,379	-	1,097,541	(145,414)	1,159,506
Prepaid expenses and other current assets	-	62,510	48,532	151	1,076,319	26,045	1,213,557
Deferred taxes	-	-	-	-	315,590	(44,926)	270,664
Total current assets	1,249,485	5,074,848	1,271,343	2,517,453	9,644,247	(13,158,059)	6,599,317

Property, plant and equipment, net	-	523	233,480	-	3,098,436	(108,386)	3,224,053
Intangible assets	-	756	57,893	-	800,468	(67)	859,050
Goodwill	-	-	49,015	-	12,970,346	-	13,019,361
Deferred taxes	-	76,704	34,063	-	133,410	(119,184)	124,993
Other assets and notes receivables(1)	-	9,303,433	42,321	13,437,906	6,896,320	(28,400,010)	1,279,970
Total assets	$1,249,485	$14,456,264	$1,688,115	$15,955,359	$33,543,227	$(41,785,706)	$25,106,744

Current liabilities:
Accounts payable	$-	$690	$28,948	$-	$553,847	$-	$583,485
Accounts payable to related parties	-	1,329,024	620,131	1,645,673	9,763,171	(13,220,861)	137,138
Accrued expenses and other current liabilities	11,833	68,129	151,963	10,874	2,032,069	(11,326)	2,263,542
Short-term borrowings	-	-	-	-	118,359	-	118,359
Short-term borrowings from related parties	-	-	-	-	24,450	-	24,450
Current portion of long-term debt and capital lease obligations	-	52,558	-	200,000	54,494	-	307,052
Income tax payable	-	5,669	-	-	64,413	7,520	77,602
Deferred taxes	-	1,108	9,937	-	64,877	(41,542)	34,380
Total current liabilities	11,833	1,457,178	810,979	1,856,547	12,675,680	(13,266,209)	3,546,008

Long term debt and capital lease obligations, less current portion	1,161,301	749,765	-	2,297,485	7,354,838	(2,961,733)	8,601,656
Long term borrowings from related parties	-	2,565,460	-	2,665,112	60,939	(5,291,511)	-
Other liabilities	-	108,839	1,257	500,836	(190,943)	34,455	454,444
Pension liabilities	-	14,635	292,152	-	290,750	5,991	603,528
Income tax payable	1,268	9,779	-	-	30,231	105,259	146,537
Deferred taxes	-	-	-	-	701,237	87,513	788,750
Total liabilities	1,174,402	4,905,656	1,104,388	7,319,980	20,922,732	(21,286,235)	14,140,923

Noncontrolling interests subject to put provisions	-	-	0	-	827,094	-	827,094
Redeemable Preferred Stock	-	-	-	235,141	(235,141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	75,083	9,550,608	583,727	8,400,238	11,440,423	(20,499,471)	9,550,608
Noncontrolling interests not subject to put provisions	-	-	-	-	588,119	-	588,119
Total equity	75,083	9,550,608	583,727	8,400,238	12,028,542	(20,499,471)	10,138,727
Total liabilities and equity	$1,249,485	$14,456,264	$1,688,115	$15,955,359	$33,543,227	$(41,785,706)	$25,106,744

(1) Other assets and notes receivables are presented net of investment in equity method investees.

	At December 31, 2014
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$117	$5,722	$-	$628,015	$-	$633,855
Trade accounts receivable, less allowance for doubtful accounts	-	-	165,090	-	3,037,010	1,555	3,203,655
Accounts receivable from related parties	1,266,916	5,558,131	840,302	2,570,654	3,544,817	(13,587,595)	193,225
Inventories	-	-	231,127	-	1,038,591	(154,164)	1,115,554
Prepaid expenses and other current assets	-	76,846	43,387	183	1,182,301	30,350	1,333,067
Deferred taxes	-	-	-	-	290,064	(44,710)	245,354
Total current assets	1,266,917	5,635,094	1,285,628	2,570,837	9,720,798	(13,754,564)	6,724,710

Property, plant and equipment, net	-	566	260,662	-	3,147,750	(118,798)	3,290,180
Intangible assets	-	945	64,679	-	799,958	3,829	869,411
Goodwill	-	-	55,312	-	13,026,868	-	13,082,180
Deferred taxes	-	81,555	38,291	-	129,927	(108,721)	141,052
Other assets and notes receivables (1)	-	9,154,819	45,297	13,267,706	6,662,384	(27,790,638)	1,339,568
Total assets	$1,266,917	$14,872,979	$1,749,869	$15,838,543	$33,487,685	$(41,768,892)	$25,447,101

Current liabilities:
Accounts payable	$-	$1,844	$34,798	$-	$536,542	$-	$573,184
Accounts payable to related parties	-	1,452,812	587,677	1,662,032	10,232,251	(13,794,041)	140,731
Accrued expenses and other current liabilities	29,771	61,367	141,392	9,240	1,982,051	(26,576)	2,197,245
Short-term borrowings	-	1	-	-	132,692	-	132,693
Short-term borrowings from related parties	-	-	-	-	5,357	-	5,357
Current portion of long-term debt and capital lease obligations	-	55,391	-	200,000	58,216	-	313,607
Income tax payable	-	13,663	-	-	66,024	-	79,687
Deferred taxes	-	1,573	7,992	-	47,555	(22,333)	34,787
Total current liabilities	29,771	1,586,651	771,859	1,871,272	13,060,688	(13,842,950)	3,477,291

Long term debt and capital lease obligations, less current portion	1,162,534	855,029	-	2,335,992	7,783,062	(3,056,340)	9,080,277
Long term borrowings from related parties	-	2,891,256	-	2,833,854	72,505	(5,797,615)	-
Other liabilities	-	70,823	1,615	170,149	147,015	22,374	411,976
Pension liabilities	-	14,872	324,156	-	296,531	6,759	642,318
Income tax payable	637	11,035	-	-	48,370	117,559	177,601
Deferred taxes	-	-	-	-	831,050	(26,441)	804,609
Total liabilities	1,192,942	5,429,666	1,097,630	7,211,267	22,239,221	(22,576,654)	14,594,072

Noncontrolling interests subject to put provisions	-	-	0	-	824,658	-	824,658
Redeemable Preferred Stock	-	-	-	235,141	(235,141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	73,975	9,443,313	652,239	8,392,135	10,073,889	(19,192,238)	9,443,313
Noncontrolling interests not subject to put provisions	-	-	-	-	585,058	-	585,058
Total equity	73,975	9,443,313	652,239	8,392,135	10,658,947	(19,192,238)	10,028,371
Total liabilities and equity	$1,266,917	$14,872,979	$1,749,869	$15,838,543	$33,487,685	$(41,768,892)	$25,447,101

(1) Other assets and notes receivables are presented net of investment in equity method investees.

Statement of cash flows information segregated by issuers and guarantors
	For the three months ended March 31, 2015
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$1,109	$209,548	$4,729	$10,067	$385,415	$(346,437)	$264,431
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(182,438)	-	(159,299)	-	341,737	-
Depreciation and amortization	-	139	12,031	-	171,876	(8,192)	175,854
Change in deferred taxes, net	-	(6,791)	2,315	-	(49,326)	1,005	(52,797)
(Gain) loss on sale of fixed assets and investments	-	(14)	24	-	1,033	-	1,043
Compensation expense related to stock options	-	3,170	-	-	1,308	-	4,478
Investments in equity method investees, net	-	-	-	-	(3,797)	-	(3,797)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(3,247)	-	(105,878)	-	(109,125)
Inventories	-	-	(2,680)	-	(89,059)	(1,582)	(93,321)
Prepaid expenses and other current and non-current assets	-	(2,873)	(1,576)	188,956	(64,825)	16	119,698
Accounts receivable from / payable to related parties	19,211	(74,066)	50,864	44,936	(12,280)	(636)	28,029
Accounts payable, accrued expenses and other current and non-current liabilities	(17,938)	33,752	21,419	1,228	91,831	(344)	129,948
Income tax payable	632	(6,739)	-	(97,229)	77,633	8,532	(17,171)
Net cash provided by (used in) operating activities	3,014	(26,312)	83,879	(11,341)	403,931	(5,901)	447,270

Investing Activities:
Purchases of property, plant and equipment	-	(82)	(9,634)	-	(197,381)	5,901	(201,196)
Proceeds from sale of property, plant and equipment	-	20	68	-	3,491	-	3,579
Disbursement of loans to related parties	-	(562)	-	83,618	-	(83,056)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	-	(565)	-	(21,331)	-	(21,896)
Proceeds from divestitures	-	-	-	-	10,678	-	10,678
Net cash provided by (used in) investing activities	-	(624)	(10,131)	83,618	(204,543)	(77,155)	(208,835)

Financing Activities:
Short-term borrowings, net	-	20,607	(74,104)	-	65,841	-	12,344
Long-term debt and capital lease obligations, net	(3,015)	(6,757)	-	(72,277)	(59,997)	83,056	(58,990)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(156,250)	-	(156,250)
Proceeds from exercise of stock options	-	13,536	-	-	2,915	-	16,451
Distributions to noncontrolling interest	-	-	-	-	(62,015)	-	(62,015)
Contributions from noncontrolling interest	-	-	-	-	11,171	-	11,171
Net cash provided by (used in) financing activities	(3,015)	27,386	(74,104)	(72,277)	(198,335)	83,056	(237,289)

Effect of exchange rate changes on cash and cash equivalents	-	(520)	(636)	-	(10,923)	-	(12,079)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	(70)	(992)	-	(9,870)	-	(10,933)
Cash and cash equivalents at beginning of period	1	117	5,722	-	628,015	-	633,855
Cash and cash equivalents at end of period	$0	$47	$4,730	$-	$618,145	$-	$622,922

	For the three months ended March 31, 2014
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$1,103	$205,462	$3,821	$143,144	$179,824	$(286,004)	$247,350
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(124,293)	-	(154,698)	-	278,991	-
Depreciation and amortization	-	168	13,209	-	162,641	(8,851)	167,167
Change in deferred taxes, net	-	(5,141)	1,004	-	6,310	(5,632)	(3,459)
(Gain) loss on sale of fixed assets and investments	-	-	(48)	-	854	-	806
(Write Up) write-off loans from related parties	-	54,513	-	-	-	(54,513)	-
Compensation expense related to stock options	-	6,174	-	-	-	-	6,174
Investments in equity method investees, net	-	43,389	-	-	(10,990)	-	32,399
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	10,600	-	(73,804)	289	(62,915)
Inventories	-	-	(26,758)	-	(104,322)	19,432	(111,648)
Prepaid expenses and other current and non-current assets	-	27,932	(28,285)	(25,230)	5,543	(6,791)	(26,831)
Accounts receivable from / payable to related parties	19,214	68,641	126,606	(1,109)	(214,030)	23,481	22,803
Accounts payable, accrued expenses and other current and non-current liabilities	(17,938)	(1,925)	23,947	(455)	(183,359)	(578)	(180,308)
Income tax payable	628	8,954	-	(7,528)	36,852	(18,150)	20,756
Net cash provided by (used in) operating activities	3,007	283,874	124,096	(45,876)	(194,481)	(58,326)	112,294

Investing Activities:
Purchases of property, plant and equipment	-	-	(28,346)	-	(179,465)	8,180	(199,631)
Proceeds from sale of property, plant and equipment	-	-	128	-	2,352	-	2,480
Disbursement of loans to related parties	-	(88,773)	-	(63,712)	-	152,485	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(63,444)	(1,216)	-	(136,985)	64,488	(137,157)
Proceeds from divestitures	-	-	-	-	2,381	-	2,381
Net cash provided by (used in) investing activities	-	(152,217)	(29,434)	(63,712)	(311,717)	225,153	(331,927)

Financing Activities:
Short-term borrowings, net	-	(60)	(93,960)	-	171,121	-	77,101
Long-term debt and capital lease obligations, net	(3,007)	(136,960)	-	109,588	186,922	(152,485)	4,058
Increase (decrease) of accounts receivable securitization program	-	-	-	-	68,000	-	68,000
Proceeds from exercise of stock options	-	5,266	-	-	541	-	5,807
Capital increase (decrease)	-	-	-	-	21,099	(21,099)	-
Distributions to noncontrolling interest	-	-	-	-	(52,157)	-	(52,157)
Contributions from noncontrolling interest	-	-	-	-	13,402	-	13,402
Net cash provided by (used in) financing activities	(3,007)	(131,754)	(93,960)	109,588	408,928	(173,584)	116,211

Effect of exchange rate changes on cash and cash equivalents	-	377	6	-	(5,611)	-	(5,228)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	0	280	708	-	(102,881)	(6,757)	(108,650)
Cash and cash equivalents at beginning of period	0	13	4,490	-	672,206	6,068	682,777
Cash and cash equivalents at end of period	$0	$293	$5,198	$-	$569,325	$(689)	$574,127

Other comprehensive income statement segregated by issuers and guarantors
	For the three months ended March 31, 2015
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,109	$209,548	$4,729	$10,067	$385,415	$(346,437)	$264,431
Gain (loss) related to cash flow hedges	-	19,695	-	-	(12,743)	-	6,952
Actuarial gain (loss) on defined benefit pension plans	-	100	1,806	7,143	180	-	9,229
Gain (loss) related to foreign currency translation	-	(142,585)	(70,244)	-	81,329	4,067	(127,433)
Income tax (expense) benefit related to components of other comprehensive income	-	(5,678)	(535)	(2,818)	3,107	-	(5,924)
Other comprehensive income (loss), net of tax	-	(128,468)	(68,973)	4,325	71,873	4,067	(117,176)
Total comprehensive income	$1,109	$81,080	$(64,244)	$14,392	$457,288	$(342,370)	$147,255
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	50,930	50,930
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,109	$81,080	$(64,244)	$14,392	$457,288	$(393,300)	$96,325

	For the three months ended March 31, 2014
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,103	$205,462	$3,821	$143,144	$179,824	$(286,004)	$247,350
Gain (loss) related to cash flow hedges	-	7,234	-	-	(275)	-	6,959
Actuarial gain (loss) on defined benefit pension plans	-	50	947	3,262	95	-	4,354
Gain (loss) related to foreign currency translation	-	833	(145)	-	(50,268)	2,524	(47,056)
Income tax (expense) benefit related to components of other comprehensive income	-	(2,097)	(276)	(1,287)	110	-	(3,550)
Other comprehensive income (loss), net of tax	-	6,020	526	1,975	(50,338)	2,524	(39,293)
Total comprehensive income	$1,103	$211,482	$4,347	$145,119	$129,486	$(283,480)	$208,057
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	41,855	41,855
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,103	$211,482	$4,347	$145,119	$129,486	$(325,335)	$166,202